TRANSAMERICA LOOMIS SAYLES BOND

Summary Prospectus

March 1, 2010

Class	CLASS I2
& Ticker	Not Applicable

This summary prospectus is designed to provide shareholders with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information and most recent reports to shareholders, online at http://www.transamericafunds.com/prospectus. You can also get this information at no cost by calling 866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com, or from your financial professional. The fund’s prospectus and statement of information, dated March 1, 2010, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective: Seeks high total investment return through a combination of current income and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.64%
Distribution and service (12b-1) fees	None
Other expenses	0.05%
Total annual fund operating expenses	0.69%
Expense reduction[a]	0.00%
Total annual fund operating expenses after expense reduction	0.69%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2011, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.88%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$70	$221	$384	$859

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 42% of the average value of the fund's portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Loomis, Sayles & Company, L.P., invests, under normal circumstances, at least 80% of the fund’s assets in fixed-income securities. The fund invests primarily in investment grade fixed-income securities, although it may invest up to 35% of its assets in lower-rated fixed-income securities (“junk bonds”) and up to 20% of its assets in preferred stocks. The fund may invest in fixed-income securities of any maturity. The fund may also invest up to 10% of its assets in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. The fund may invest any portion of its assets in securities of Canadian issuers (denominated in any currency) and up to 20% of its assets in other foreign securities (excluding Canadian dollar denominated securities), including emerging market securities. The fund may invest without limit in obligations of supranational entities (e.g., the World Bank). The fixed-income securities in which the fund may invest include without limitation: corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, foreign currency denominated securities, asset-backed securities, when issued securities, real estate investment trusts (“REITs”), Rule 144A securities, structured notes, repurchase agreements, and convertible securities. The fund may engage in options and futures transactions, foreign currency hedging transactions and swap transactions.

The fund may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators. Structured notes can be used to increase a fund’s exposure to changes in the value of assets or to hedge the risks of other investments that a fund holds. The fund may also invest in equity securities, including common stocks, preferred stocks and similar securities.

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

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Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

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Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

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Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

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Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

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Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

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Defensive Investing – Short-term debt securities held by the fund for defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund’s assets are used for defensive investing purposes, it will be more difficult for the fund to achieve its objective.

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Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

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Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

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Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

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Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

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High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

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Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

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Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

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Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

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Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

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Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

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Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

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Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

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REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

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Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund's ability to dispose of the underlying securities may be restricted.

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Rule 144A Securities – Rule 144A permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale to the public. Rule 144A securities may be deemed illiquid, and the fund might be unable to dispose of such securities promptly or at reasonable prices.

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Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

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Structured Instruments – The fund may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

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Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

Class I2 Shares	Quarter Ended	Return
Best Quarter:	06/30/2009	19.39%
Worst Quarter:	09/30/2008	-10.47%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	10 Years or Inception[2]
Return before taxes	40.45%	6.19%
Return after taxes on distributions[3]	37.74%	4.00%
Return after taxes on distributions and sale of fund shares[3]	26.12%	3.92%
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.52%	5.78%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on January 3, 2007.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Loomis, Sayles & Company, L.P.

Portfolio Managers:

Kathleen C. Gaffney, CFA, Lead Portfolio Manager since 2007

Mathew J. Eagan, CFA, Co-Portfolio Manager since 2007

Daniel J. Fuss, CFA, Co-Portfolio Manager since 2007

Elaine M. Stokes, Co-Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment in certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MSPAI20310LSB	5